Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Total equity attributable to the shareholders of the Company	Share capital	Additional paid in capital	Contributed surplus	Accumulated other reserves	Retained earnings	Non-controlling interest
Outstanding shares, end of period (in shares) at Dec. 31, 2023	222,622,889		222,622,889
Balance at the beginning of period at Dec. 31, 2022						$ 454	$ 428,513	$ (472)
Accumulated other reserves
Other comprehensive income (loss)	$ (39)					(39)
Retained earnings
Profit for the period	656,414						656,414
Cash dividends paid							(638,928)
Balance at the end of period at Dec. 31, 2023	$ 2,277,346	$ 2,277,818	$ 222,623	$ 604,687	$ 1,004,094	415	445,999	(472)
Outstanding shares, end of period (in shares) at Dec. 31, 2024	222,622,889		222,622,889
Accumulated other reserves
Other comprehensive income (loss)	$ 1,367					1,367
Retained earnings
Profit for the period	495,583						495,583
Cash dividends paid							(434,115)
Balance at the end of period at Dec. 31, 2024	$ 2,340,181	2,340,653	$ 222,623	604,687	1,004,094	1,782	507,467	(472)
Outstanding shares, end of period (in shares) at Dec. 31, 2025	222,622,889		222,622,889
Accumulated other reserves
Other comprehensive income (loss)	$ (1,345)					(1,345)
Retained earnings
Profit for the period	379,081						379,081
Cash dividends paid							(207,039)
Balance at the end of period at Dec. 31, 2025	$ 2,510,878	$ 2,511,350	$ 222,623	$ 604,687	$ 1,004,094	$ 437	$ 679,509	$ (472)